Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from Operating activities
Net income for the year	$ 10,363	$ 7,414	$ 169
Adjustments for:
Net income from discontinued operations	(2,560)	(843)	(359)
Pension and medical benefits (actuarial expense)	2,086	2,018	2,569
Results of equity-accounted investments	(153)	(523)	(673)
Depreciation, depletion and amortization	14,836	11,912	13,166
Impairment of assets (reversal)	2,848	2,005	1,191
Allowance (reversals) for credit loss on trade and others receivables	87	91	720
Exploratory expenditure write-offs	308	87	279
Foreign exchange, indexation and finance charges	8,460	7,941	9,413
Deferred income taxes, net	2,798	370	400
Revision and unwinding of discount on the provision for decommissioning costs	950	31	425
Inventory write-down (write-back) to net realizable value	15	421	66
Provision for the class action agreement			3,449
Disposal/write-offs of assets, remeasurement of investment retained with loss of control and reclassification of CTA	(6,012)	(416)	(1,656)
Decrease (Increase) in assets
Trade and other receivables, net	2,233	(1,535)	(879)
Inventories	(281)	(2,108)	(171)
Judicial deposits	(2,144)	(2,040)	(1,669)
Escrow account - Class action agreement	1,819	(2,019)
Other assets	(219)	461	(126)
Increase (Decrease) in liabilities
Trade payables	(989)	858	(121)
Other taxes payable	225	2,265	2,960
Pension and medical benefits	(1,882)	(1,002)	(876)
Provisions for legal proceedings	(3,767)	1,686	305
Short-term benefits	185	529	(755)
Provision for decommissioning costs	(512)	(500)	(426)
Agreement with US authorities	(768)	(85)
Other liabilities	(319)	996	83
Income taxes paid	(2,330)	(2,567)	(769)
Net cash provided by operating activities from continuing operations	25,277	25,447	26,715
Discontinued operations – net cash provided by operating activities	323	906	397
Net cash provided by operating activities	25,600	26,353	27,112
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(8,556)	(11,905)	(13,546)
Bidding for oil surplus of Transfer of Rights Agreement	(15,341)
Investments in investees	(7)	(44)	(2,069)
Proceeds from disposal of assets - Divestment	10,413	5,791	3,087
Reimbursement on the Transfer of rights agreement	8,361
Divestment (Investment) in marketable securities	198	704	(861)
Dividends received	1,436	994	662
Net cash used in investing activities from continuing operations	(3,496)	(4,460)	(12,727)
Discontinued operations – net cash provided by (used in) investing activities	1,812	(44)	727
Net cash used in investing activities	(1,684)	(4,504)	(12,000)
Cash flows from Financing activities
Investments by non-controlling interest	(29)	43	(797)
Proceeds from financing	7,464	10,707	27,075
Repayment of finance debt - principal	(27,273)	(34,013)	(33,618)
Repayment of finance debt - interest	(4,501)	(5,703)	(6,500)
Repayment of lease liability - principal	(5,207)
Dividends paid to Shareholders of Petrobras	(1,877)	(625)
Dividends paid to non-controlling interests	(138)	(103)	(167)
Proceeds from sale of interest without loss of control			1,511
Net cash used in financing activities from continuing operations	(31,561)	(29,694)	(12,496)
Discontinued operations – net cash used in financing activities	(508)	(156)	(1,177)
Net cash used in financing activities	(32,069)	(29,850)	(13,673)
Effect of exchange rate changes on cash and cash equivalents	1,631	(619)	(125)
Net increase (decrease) in cash and cash equivalents	(6,522)	(8,620)	1,314
Cash and cash equivalents at the beginning of the period	13,899	22,519	21,205
Cash and cash equivalents at the end of the period	$ 7,377	$ 13,899	$ 22,519